Fair value measurement of financial instruments - Additional information (Details) - GBP (£) £ in Thousands			3 Months Ended		6 Months Ended
	Jun. 21, 2022	Apr. 27, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of financial assets and liabilities [Line Items]
Loss on forward contracts			£ 11,287	£ 0	£ 11,287	£ 0
Short term bank deposits	£ 100,000		£ 100,059		£ 100,059		£ 0
Short-term bank deposits, term	12 months
Short-term bank deposits, interest rate	2.35%
SoftBank
Disclosure of financial assets and liabilities [Line Items]
Agreement term		1 year
Series D Preferred Shares
Disclosure of financial assets and liabilities [Line Items]
Derivative financial assets				£ 1,362		£ 1,362
Series D Preferred Shares | SoftBank
Disclosure of financial assets and liabilities [Line Items]
Issue of shares		£ 216,174